Expenses	12 Months Ended
Jun. 30, 2022
Expense By Nature [Abstract]
Expenses

Note 10. Expenses

	2022	2021	2020

	US$	US$	US$
Administrative expenses
Employee benefits expenses:
Salaries and fees	2,931,243	1,794,840	1,424,237
Cash bonuses	376,649	479,501	193,588
Superannuation	171,899	188,543	141,019
Share-based payments expense	5,251,572	3,897,638	732,688
Total employee benefits expense	8,731,363	6,360,522	2,491,532

Other expenses:
Insurance	4,205,106	4,419,433	335,786
Investor relations costs	328,026	285,071	254,212
Audit and accounting	496,652	647,549	221,410
Travel expenses	13,616	1,459	44,521
Payroll tax	172,884	18,766	134,845
Legal fees	1,252,014	83,605	372,431
Advisory fees	156,978	393,843	416,082
Consultancy costs	1,619,824	367,070	—
Other expenses	846,098	714,328	334,262
Total other expenses	9,091,198	6,931,124	2,113,549

Depreciation of:
Equipment and furniture	11,917	15,012	14,581
Leasehold improvements	—	—	344
Right-of-use assets	66,465	91,656	81,611
Total depreciation expense	78,382	106,668	96,536

Loss on disposal of non-current assets	169	1,434	1,243

Total administrative expenses	17,901,112	13,399,748	4,702,860